Supplement to the
Fidelity® Corporate Bond ETF, Fidelity® Limited Term Bond ETF and Fidelity® Total Bond ETF
December 30, 2017
Prospectus

The following information replaces similar information for Fidelity® Corporate Bond ETF found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.36%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.36%

(a)  Adjusted to reflect current fees.

1 year	$37
3 years	$116
5 years	$202
10 years	$456

The following information replaces similar information for Fidelity® Limited Term Bond ETF found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.36%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.36%

(a)  Adjusted to reflect current fees.

1 year	$37
3 years	$116
5 years	$202
10 years	$456

The following information replaces similar information for Fidelity® Total Bond ETF found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

Management fee(a)	0.36%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Total annual operating expenses(a)	0.36%

(a)  Adjusted to reflect current fees.

1 year	$37
3 years	$116
5 years	$202
10 years	$456

The following information replaces similar information for each fund found in the "Fund Management" section under the heading "Advisory Fee(s)."

On April 1, 2018, the Adviser reduced the management fee rate for each fund from 0.45% to 0.36%. Each fund's annual management fee rate is 0.36% of its average net assets.

FIXETF-18-01 1.9887760.100	April 1, 2018